UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05299

T. Rowe Price Science & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Science & Technology Fund	September 30, 2015

T. Rowe Price Science & Technology Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 97.6%		
ENERGY 0.0%		
Energy Related 0.0%		
STR Holdings (1)	986,100	374
Total Energy		374
HARDWARE 16.2%		
Consumer Electronics 0.9%		
Control4 (2)	433,600	3,538
RealD (1)(2)	2,872,614	27,606
		31,144
Enterprise Hardware 13.3%		
Agilent Technologies	1,352,900	46,445
Boeing	263,600	34,519
Dell, Acquisition Date: 12/10/09 – 11/19/12 Cost $81,076 (2)(3)(4)	7,045,780	96,879
IPG Photonics (2)	188,959	14,355
National Instruments	547,000	15,201
Seagate Technology	2,713,600	121,570
Stratasys (2)	2,179,742	57,741
Western Digital	663,900	52,740
		439,450
Supply Chain/Electronic Manufacturing 2.0%		
Quanta Computer (TWD)	9,652,000	16,673
TE Connectivity	794,000	47,553
		64,226
Total Hardware		534,820

HEALTH CARE 4.4%		
Biotechnology 0.8%		
Grifols, ADR	868,600	26,406
		26,406
Healthcare Services 3.6%		
Intuitive Surgical (2)	109,450	50,301
Veeva Systems, Class A (2)	2,947,900	69,010
		119,311
Total Health Care		145,717
INFORMATION SERVICES 4.3%		
E-Commerce 4.3%		
JD.com, ADR (2)	2,408,600	62,768
Vipshop Holdings, ADR (2)	4,706,250	79,065
Total Information Services		141,833
MEDIA 30.5%		
Internet E-Commerce 13.0%		
58.com, ADR (2)	1,279,000	60,177
Alibaba Group Holding, ADR (2)	273,400	16,122
Amazon.com (2)	282,465	144,591
Angie's List (2)	2,507,212	12,636
Coupons.com (2)	553,624	4,983
Ctrip.com International, ADR (2)	402,300	25,417
Etsy (2)	259,857	3,558
Flipkart, Acquisition Date: 3/19/15, Cost $850 (2)(3)(4)	7,458	1,061
GrubHub (2)	214,477	5,220
MercadoLibre	558,084	50,819
Priceline (2)	85,580	105,851
		430,435

Internet Media 14.6%		
Baidu, ADR (2)	1,288,006	176,985
Google, Class C	202,035	122,922
NAVER (KRW)	12,425	5,397
Tencent Holdings (HKD)	3,895,200	65,613
Yahoo! (2)	2,915,500	84,287
Yandex, Class A (2)	2,459,600	26,391
Youku Tudou, Class A, Acquisition Date: 9/15/10 – 6/14/11 Cost $- (2)(4)	10	—
		481,595
Media & Entertainment 2.9%		
News Corp, Class A	4,308,000	54,367
Twenty-First Century Fox, Class A	1,491,200	40,233
		94,600
Total Media		1,006,630
MISCELLANEOUS 0.3%		
Miscellaneous 0.3%		
Tesla Motors (2)	43,824	10,886
Total Miscellaneous		10,886
SEMICONDUCTORS 15.6%		
Analog Semiconductors 0.4%		
Semtech (2)	804,600	12,149
		12,149
Digital Semiconductors 12.7%		
Altera	181,803	9,105
ARM Holdings, ADR	508,300	21,984
Atmel	4,860,600	39,225
Micron Technology (2)	3,648,900	54,661
SanDisk	2,732,400	148,451

SK Hynix (KRW)	5,101,188	145,778
		419,204
Semiconductor Capital Equipment 2.5%		
Applied Materials	3,451,600	50,704
ASML Holding	172,700	15,194
Microsemi (2)	563,884	18,507
		84,405
Total Semiconductors		515,758
SOFTWARE 16.0%		
Applications Software 4.1%		
Atlassian, Class A1, GDR, Acquisition Date: 4/9/14 Cost $684 (2)(3)(4)	42,749	812
Atlassian, Class A2, GDR, Acquisition Date: 4/9/14 Cost $2,461 (2)(3)(4)	153,791	2,922
Atlassian, Class A3, GDR, Acquisition Date: 4/9/14 Cost $471 (2)(3)(4)	29,449	560
Atlassian, Series 1, GDR, Acquisition Date: 4/9/14 Cost $1,201 (2)(3)(4)	75,039	1,426
Atlassian, Series 2, GDR, Acquisition Date: 4/9/14 Cost $3,215 (2)(3)(4)	200,917	3,817
Atlassian, Series A, GDR, Acquisition Date: 4/9/14 Cost $2,377 (2)(3)(4)	148,577	2,823
Fleetmatics (2)	399,763	19,624
salesforce.com (2)	1,512,772	105,032
		137,016
Enterprise Software 1.6%		
iRobot (2)	1,110,600	32,363
Qlik Technologies (2)	526,500	19,191
		51,554
Infrastructure Software 9.5%		
Microsoft	4,319,600	191,185

CONVERTIBLE PREFERRED STOCKS 1.8%		
MEDIA 0.6%		
Internet E-Commerce 0.6%		
Airbnb, Series E, Acquisition Date: 7/14/15 Cost $12,110 (2)(3)(4)	130,085	12,110
Forward Ventures, Series G, Acquisition Date: 1/9/15 Cost $6,178 (1)(2)(3)(4)	218,305	9,040
Total Media		21,150
SOFTWARE 0.3%		
Enterprise Software 0.3%		
Cloudera, Series F, Acquisition Date: 2/5/14 Cost $4,734 (2)(3)(4)	325,123	10,674
Total Software		10,674
TECHNOLOGY 0.9%		
Software & Services 0.9%		
Dropbox, Series A, Acquisition Date: 5/1/12 Cost $1,280 (2)(3)(4)	141,484	2,703
Dropbox, Series A-1, Acquisition Date: 5/1 – 5/29/12 Cost $12,318 (2)(3)(4)	1,361,224	26,001
Total Technology		28,704
Total Convertible Preferred Stocks (Cost $36,620)		60,528
SHORT-TERM INVESTMENTS 1.1%		
Money Market Funds 1.1%		
T. Rowe Price Government Reserve Investment Fund, 0.08% (1)(5)	35,062,380	35,062
Total Short-Term Investments (Cost $35,062)		35,062

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Science & Technology Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 30, 1987. The fund seeks to provide long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2015, totaled $6,216,000 for the period ended September 30, 2015.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 21% of the fund’s net assets were invested in emerging markets and 1% in frontier markets. Frontier markets generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries and emerging markets. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $3,476,697,000. Net unrealized loss aggregated $147,278,000 at period-end, of which $378,176,000 related to appreciated investments and $525,454,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015